GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.8%


                                          SHARES            VALUE
-------------------------------------------------------------------------
Aerospace and Defense -- 3.0%
-------------------------------------------------------------------------
General Motors Corp., Class H(1)              130,000       $   6,134,374
Is the telecommunications and space
subsidiary of automaker General Motors.
-------------------------------------------------------------------------
                                                            $   6,134,374
-------------------------------------------------------------------------
Auto and Parts -- 1.7%
-------------------------------------------------------------------------
Magna International, Inc., Class A             60,000       $   3,596,250
Based in Canada, Magna International is
a diversified supplier of advanced
automotive systems.
-------------------------------------------------------------------------
                                                            $   3,596,250
-------------------------------------------------------------------------
Banks - International -- 0.3%
-------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones         30,000       $     680,625
This specialized multinational bank,
based in Panama City, primarily provides
short-term, trade related financing to
stockholder banks from 22 member
countries in Latin America and the
Caribbean.
-------------------------------------------------------------------------
                                                            $     680,625
-------------------------------------------------------------------------
Banks - Regional -- 4.1%
-------------------------------------------------------------------------
BankBoston Corp.                              100,000       $   4,043,750
The holding company for BankBoston N.A.,
a national bank with headquarters in
Massachusetts and branches in
Massachusetts, Connecticut, Rhode
Island, and New Hampshire.
Wells Fargo & Co.                             120,000           4,410,000
One of the nation's leading bank holding
companies.
-------------------------------------------------------------------------
                                                            $   8,453,750
-------------------------------------------------------------------------
Beverages -- 2.1%
-------------------------------------------------------------------------
PepsiCo, Inc.                                 115,000       $   4,326,875
One of the world's two leading soft
drink makers.
-------------------------------------------------------------------------
                                                            $   4,326,875
-------------------------------------------------------------------------
Broadcasting and Cable -- 2.6%
-------------------------------------------------------------------------
MediaOne Group, Inc.(1)                       100,000       $   5,450,000
Offers domestic cable and broadband,
international wireless consolidated
international cable and broadband.
-------------------------------------------------------------------------
                                                            $   5,450,000
-------------------------------------------------------------------------
                                          SHARES            VALUE
-------------------------------------------------------------------------
Chemicals -- 0.9%
-------------------------------------------------------------------------
Praxair, Inc.                                  50,000       $   1,746,875
The largest producer of industrial gases
in North and South America.
-------------------------------------------------------------------------
                                                            $   1,746,875
-------------------------------------------------------------------------
Drugs -- 14.4%
-------------------------------------------------------------------------
Elan Corp., PLC ADR(1)                         75,000       $   5,751,563
Develops drug delivery systems designed
to improve and control the absorption
and utilization of pharmaceutical
compounds.
Pfizer, Inc.                                   50,000           6,596,875
A large international ethical
pharmaceutical manufacturer with
important positions in hospital products
and animal health.
Sepracor, Inc.(1)                             100,000          12,475,000
Develops and markets drugs designed to
be safer, purer, and more effective
versions of existing pharmaceuticals.
Warner-Lambert Co.                             70,000           4,834,375
Manufactures and markets drugs, health
care products, and confectionery.
-------------------------------------------------------------------------
                                                            $  29,657,813
-------------------------------------------------------------------------
Electronics - Semiconductors -- 1.7%
-------------------------------------------------------------------------
Intel Corp.                                    30,000       $   3,598,125
A manufacturer of semiconductors and
other microcomputer components which
comprise the heart of the personal
computer.
-------------------------------------------------------------------------
                                                            $   3,598,125
-------------------------------------------------------------------------
Environmental Services -- 3.1%
-------------------------------------------------------------------------
Waste Management, Inc.                        130,000       $   6,353,750
One of the largest integrated waste
disposal companies in the U.S.
-------------------------------------------------------------------------
                                                            $   6,353,750
-------------------------------------------------------------------------
Financial - Miscellaneous -- 4.5%
-------------------------------------------------------------------------
Federal National Mortgage Association          35,000       $   2,450,000
U.S. Government sponsored mortgage
lender and provider of secondary
mortgage market.
MBNA Corp.                                    140,625           3,410,156
Dominant issuer of MasterCard/Visa
credit cards to affinity groups.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES            VALUE
-------------------------------------------------------------------------

Financial - Miscellaneous (continued)
-------------------------------------------------------------------------
MGIC Investment Corp.                         100,000       $   3,406,250
The leading provider of private mortgage
insurance coverage to U.S. banks and
other mortgage suppliers.
-------------------------------------------------------------------------
                                                            $   9,266,406
-------------------------------------------------------------------------
Foods -- 5.0%
-------------------------------------------------------------------------
Tyson Foods, Inc.                             264,600       $   5,424,300
The nation's top poultry processor,
Tyson Foods operates food production and
distribution facilities in 22 states and
18 countries.
Unilever, ADR                                  68,000           4,925,750
One of the world's largest packaged
consumer goods companies.
-------------------------------------------------------------------------
                                                            $  10,350,050
-------------------------------------------------------------------------
Health Services -- 2.7%
-------------------------------------------------------------------------
HCR Manor Care, Inc.(1)                       100,000       $   2,237,500
Provides a range of health care
services, including long-term care,
subacute care, vision care and eye
surgery.
Health Management Associates, Inc.,
Class A(1)                                    250,000           3,234,375
Acquires and manages general acute care
and psychiatric hospitals in rural
areas.
-------------------------------------------------------------------------
                                                            $   5,471,875
-------------------------------------------------------------------------
Information Services -- 3.8%
-------------------------------------------------------------------------
Automatic Data Processing, Inc.                80,000       $   3,180,000
The leading independent computing and
payroll processing services firm in the
U.S.
Reynolds & Reynolds, Inc., Class A            250,000           4,718,750
Produces general business forms and
provides computer software and services.
-------------------------------------------------------------------------
                                                            $   7,898,750
-------------------------------------------------------------------------
Insurance -- 12.2%
-------------------------------------------------------------------------
Allstate Corp. (The)                           90,000       $   3,375,000
Leading underwriter of automotive and
homeowners insurance as well as a life
insurance carrier.
American International Group, Inc.             69,775           7,949,989
One of the world's leading insurance
companies, operating in 130 countries.
Berkshire Hathaway, Inc., Class B(1)            1,575           3,746,925
Holding company and investment vehicle
for Warren Buffett, one of the richest
men in the world.

                                          SHARES            VALUE
-------------------------------------------------------------------------

Insurance (continued)
-------------------------------------------------------------------------
Mercury General Corp.                         120,000       $   4,185,000
Large provider of specialized auto
insurance policies.
Mutual Risk Management Ltd.                   160,000           5,850,000
Provides risk management services to
clients seeking an alternative to
traditional commercial insurance,
particularly for workers' compensation.
-------------------------------------------------------------------------
                                                            $  25,106,914
-------------------------------------------------------------------------
Investment Services -- 1.5%
-------------------------------------------------------------------------
Franklin Resources, Inc.                      100,000       $   3,181,250
Provides investment management and
related services to a family of equity
and fixed income mutual funds.
-------------------------------------------------------------------------
                                                            $   3,181,250
-------------------------------------------------------------------------
Medical Products -- 2.5%
-------------------------------------------------------------------------
Medtronics, Inc.                               74,321       $   5,248,921
A medical technology company which
provides therapeutic, diagnostic, and
monitoring products for cardiac rhythm
management, other cardiovascular, and
neurological markets.
-------------------------------------------------------------------------
                                                            $   5,248,921
-------------------------------------------------------------------------
Metals and Minerals -- 2.7%
-------------------------------------------------------------------------
Freeport McMoran Copper & Gold, Inc.          100,000       $     925,000
Operator of third largest copper mine in
the world with world's largest gold
reserves.
Potash Corp. of Saskatchewan(2)                40,000           2,267,500
The global leader of potash production
and number three in phosphates, two of
the three components of fertilizer
nutrients.
Steel Dynamics Corp.(1)                       150,000           2,362,500
Owns and operates a steel minimill that
produces thin-slab/flat-rolled steel.
-------------------------------------------------------------------------
                                                            $   5,555,000
-------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.9%
-------------------------------------------------------------------------
Anadarko Petroleum Corp.                      140,000       $   3,850,000
Leading independent natural gas and
crude oil production company.
-------------------------------------------------------------------------
                                                            $   3,850,000
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES            VALUE
-------------------------------------------------------------------------
Paper and Forest Products -- 0.8%
-------------------------------------------------------------------------
Longview Fibre Co.                            148,600       $   1,681,038
A forest products company that produces
lumber, paper, and containers.
-------------------------------------------------------------------------
                                                            $   1,681,038
-------------------------------------------------------------------------
Printing and Business Products -- 1.9%
-------------------------------------------------------------------------
Valassis Communications, Inc.(1)               80,000       $   3,840,000
A print media company in the field of
sales promotion, generating most of its
revenues by printing and publishing
cents-off coupons and other consumer
purchase incentives primarily for
package goods manufacturers.
-------------------------------------------------------------------------
                                                            $   3,840,000
-------------------------------------------------------------------------
Publishing -- 5.6%
-------------------------------------------------------------------------
Central Newspapers, Inc., Class A             160,000       $   5,600,000
Publishes the Arizona Republic, the
Arizona Business Gazette, the
Indianapolis Star, the Indianapolis
News, and community newspapers in
Indiana and Louisiana.
McGraw-Hill Companies, Inc. (The)              53,500           5,854,906
Supplies informational products and
services for businesses, education and
industry through a broad range of media.
-------------------------------------------------------------------------
                                                            $  11,454,906
-------------------------------------------------------------------------
Retail - Food and Drug -- 8.1%
-------------------------------------------------------------------------
Albertson's, Inc.                             100,000       $   5,700,000
One of the top four U.S. grocery chains,
with nearly 880 stores.
CVS Corp.                                     130,000           6,890,000
The largest drugstore chain in the
Northeast.
Safeway, Inc.(1)                               70,000           4,042,500
Is the nation's second-largest food
retailer with over 1,350 stores located
in the western regions of the U.S. and
Canada.
-------------------------------------------------------------------------
                                                            $  16,632,500
-------------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.0%
-------------------------------------------------------------------------
Home Depot, Inc. (The)                         80,000       $   4,775,000
A chain of do-it-yourself warehouse
style stores.
Republic Industries, Inc.(1)                  280,000           3,430,000
Operates subsidiaries in the automotive
retail, automotive rental, and solid
waste services industries.
-------------------------------------------------------------------------
                                                            $   8,205,000
-------------------------------------------------------------------------

                                          SHARES            VALUE
-------------------------------------------------------------------------
Specialty Chemicals and Materials -- 4.2%
-------------------------------------------------------------------------
Corning, Inc.                                  85,000       $   4,547,500
One of the world's leading producers of
fiber-optic cable, a product it invented
more than 20 years ago.
Millipore Corp.                               150,000           4,181,250
Products use membrane separations
technology to analyze and purify fluids
for a variety of high tech industries.
-------------------------------------------------------------------------
                                                            $   8,728,750
-------------------------------------------------------------------------
Telephone Utilities -- 2.5%
-------------------------------------------------------------------------
GTE Corp.                                      80,000       $   5,190,000
The number three local-access telephone
company in the U.S. behind Bell Atlantic
and SBC.
-------------------------------------------------------------------------
                                                            $   5,190,000
-------------------------------------------------------------------------
Total Common Stocks
   (identified cost $138,188,248)                           $ 201,659,797
-------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.2%

                                          PRINCIPAL
                                          AMOUNT
                                          (000'S OMITTED)   VALUE
-------------------------------------------------------------------------
General Electric Capital Co., 4.83%,
3/1/99                                    $     4,554       $   4,552,778
-------------------------------------------------------------------------
Total Commercial Paper
   (amortized cost $4,552,778)                              $   4,552,778
-------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $142,741,026)                           $ 206,212,575
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                      $      81,504
-------------------------------------------------------------------------
Net Assets -- 100%                                          $ 206,294,079
-------------------------------------------------------------------------

ADR - American Depositary Receipt
(1)  Non-income producing security.
(2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999
Assets
-------------------------------------------------------
Investments, at value
   (identified cost, $142,741,026)        $ 206,212,575
Cash                                              2,420
Dividends receivable                            211,720
Tax reclaim receivable                            1,210
Deferred organization expenses                    1,305
-------------------------------------------------------
TOTAL ASSETS                              $ 206,429,230
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $     110,500
Other accrued expenses                           24,651
-------------------------------------------------------
TOTAL LIABILITIES                         $     135,151
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 206,294,079
-------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 142,822,530
Net unrealized appreciation (computed on
   the basis of identified cost)             63,471,549
-------------------------------------------------------
TOTAL                                     $ 206,294,079
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1999
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $4,498)  $    816,965
Interest                                       214,944
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,031,909
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    632,034
Trustees fees and expenses                       9,637
Custodian fee                                   58,235
Legal and accounting services                   20,057
Amortization of organization expenses            1,629
Miscellaneous                                      823
------------------------------------------------------
TOTAL EXPENSES                            $    722,415
------------------------------------------------------

NET INVESTMENT INCOME                     $    309,494
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (1,431,259)
------------------------------------------------------
NET REALIZED LOSS                         $ (1,431,259)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 42,240,733
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 42,240,733
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 40,809,474
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 41,118,968
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       FEBRUARY 28, 1999    YEAR ENDED
in Net Assets                             (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment income                     $       309,494     $    1,492,195
   Net realized gain (loss)                       (1,431,259)        43,962,949
   Net change in unrealized appreciation
      (depreciation)                              42,240,733        (41,647,497)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $    41,118,968     $    3,807,647
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    10,691,542     $   18,483,169
   Withdrawals                                   (25,774,423)       (21,817,570)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $   (15,082,881)    $   (3,334,401)
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $    26,036,087     $      473,246
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $   180,257,992     $  179,784,746
-------------------------------------------------------------------------------
AT END OF PERIOD                             $   206,294,079     $  180,257,992
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                     SIX MONTHS
                                     ENDED
                                     FEBRUARY 28,                      YEAR ENDED AUGUST 31,
                                     1999            ---------------------------------------------------------
                                     (UNAUDITED)       1998        1997        1996        1995       1994(1)
--------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------
Expenses                                 0.72%(2)        0.71%       0.72%       0.72%       0.73%       0.73%(2)
Net investment income                    0.31%(2)        0.73%       0.48%       0.73%       0.67%       0.66%(2)
Portfolio Turnover                         15%             55%         28%         62%         84%          4%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                          $206,294        $180,258    $179,785    $146,732    $134,003    $131,536
--------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 2, 1994, to August 31, 1994.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 D Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the six months ended February 28, 1999, the fee was equivalent to 0.625% of the Portfolio's average daily net assets for such period and amounted to $632,034. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Compensation Plan. For the six months ended February 28, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $28,767,408 and $34,756,122, respectively, for the six months ended February 28, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 142,741,026
-------------------------------------------------------
Gross unrealized appreciation             $  75,708,722
Gross unrealized depreciation               (12,237,173)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  63,471,549
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1999.

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant